Tax Payable (Tables)	12 Months Ended
Dec. 31, 2024
Tax Payable [Abstract]
Schedule of Tax Payable Consisted

As of December 31, 2024 and 2023, tax payable consisted of the following:

	2024	2023
Corporate tax payable	$962,235	$1,117,155
VAT payable (receivable)	48,585	(50,586)
Other tax payable	10,575	-
	1,021,395	1,066,569